Document and Entity information	Sep. 02, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	Joby Aviation, Inc.
Entity Central Index Key	0001819848
Entity Emerging Growth Company	false
Entity File Number	001-39524
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1548118
Entity Address, Address Line One	333 ENCINAL STREET
Entity Address, Address Line Two
Entity Address, City or Town	SANTA CRUZ
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95060
City Area Code	831
Local Phone Number	201-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	JOBY
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	JOBY WS
Security Exchange Name	NYSE